Note 21. Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Transfer of Capitalized assets [Table Text Block]
Transfers of Capital Expenditures
A reconciliation of the capital expenditures reported above on a segment basis to the capital expenditures reported by TerraForm on a standalone basis in accordance with rules applicable to transactions between entities under common control is as follows:

	Solar Energy	TerraForm Power
In millions
Capital expenditures for the year ended December 31, 2014 as reported on a segment basis	$1,586.6	$59.6
Capital expenditures transferred from Solar Energy to TerraForm Power	(742.7)	742.7
Capital expenditures for the year ended December 31, 2014 as reported by TerraForm	$843.9	$802.3

Capital expenditures for the year ended December 31, 2013 as reported on a segment basis	$497.4	$—
Capital expenditures transferred from Solar Energy to TerraForm Power	(205.4)	205.4
Capital expenditures for the year ended December 31, 2013 as recorded by TerraForm	$292.0	$205.4

Capital expenditures for the year ended December 31, 2012 as reported on a segment basis	$390.7	$—
Capital expenditures transferred from Solar Energy to TerraForm Power	(2.3)	2.3
Capital expenditures for the year ended December 31, 2012 as recorded by TerraForm	$388.4	$2.3

Schedule of Reportable Segments
Segment Assets
The following table shows total assets by segment as of December 31, 2014 and 2013:

	As of December 31,
In millions	2014	2013
Total assets(1)
Solar Energy	$7,040.0	$4,994.6
TerraForm Power	3,410.2	566.9
Semiconductor Materials(2)	1,049.6	1,119.0
Consolidated total assets	$11,499.8	$6,680.5
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(1)	Excludes intercompany account balances that eliminate upon consolidation.

(2)
Semiconductor Materials segment total assets as of December 31, 2014 excludes a $130.3 million equity method investment in SMP recorded by SSL as SunEdison, Inc. consolidates the results of SMP. See Note 3 for additional information.

	For the year ended December 31,
	2014	2013	2012
In millions
Net sales:
Solar Energy	$1,594.3	$1,204.3	$1,731.4
TerraForm Power	125.9	17.5	15.7
Semiconductor Materials	840.1	920.6	934.2
Intersegment eliminations	(75.9)	(134.8)	(151.4)
Consolidated net sales	$2,484.4	$2,007.6	$2,529.9
Intersegment sales:
Solar Energy	$72.4	$124.8	$143.0
TerraForm Power	1.1	0.9	1.6
Semiconductor Materials	2.4	9.1	6.8
Consolidated intersegment sales	$75.9	$134.8	$151.4
Operating (loss) income:
Solar Energy	$(462.2)	$(299.7)	$(75.6)
TerraForm Power	7.2	5.1	5.3
Semiconductor Materials	(81.8)	(19.0)	127.5
Consolidated operating (loss) income	$(536.8)	$(313.6)	$57.2
Interest expense:
Solar Energy	$316.5	$186.2	$130.8
TerraForm Power	84.4	6.3	5.7
Semiconductor Materials	9.2	0.8	1.0
Intersegment eliminations(1)	(0.1)	(4.1)	(2.2)
Consolidated interest expense	$410.0	$189.2	$135.3
Depreciation and amortization:
Solar Energy	$169.1	$143.6	$123.8
TerraForm Power	72.3	5.1	4.4
Semiconductor Materials	116.0	119.6	118.7
Consolidated depreciation and amortization	$357.4	$268.3	$246.9
Capital expenditures:
Solar Energy(2)	$1,586.6	$497.4	$390.7
TerraForm Power	59.6	—	—
Semiconductor Materials	94.4	101.0	95.2
Consolidated capital expenditures	$1,740.6	$598.4	$485.9
_____________________

(1)	All intersegment interest expense for the years ended December 31, 2014, 2013, and 2012 relate to the Solar Energy segment.

(2)	Consists primarily of construction of solar energy systems of $1,511.0 million, $465.3 million and $346.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$510.0	$475.1	$735.3
Taiwan	423.6	472.5	408.4
Canada	348.1	279.1	248.6
South Korea	218.1	220.3	198.8
South Africa	193.1	—	—
United Kingdom	140.4	2.1	5.7
Italy	90.2	71.3	234.2
Spain	13.0	9.6	175.8
Other foreign countries	547.9	477.6	523.1
Total	$2,484.4	$2,007.6	$2,529.9

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2014	2013
In millions
United States	$3,710.7	$1,811.3
South Korea	890.3	132.7
Italy	446.7	197.7
Chile	430.2	167.8
United Kingdom	413.2	—
Malaysia	224.4	262.4
Taiwan	195.3	208.9
Other foreign countries	763.5	342.1
Total	$7,074.3	$3,122.9